Distribution Date:	10/13/21	COMM 2014-UBS5 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS5

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25-26		General Contact	(302) 636-4140
Modified Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
		Controlling Class	RREF II CMBS AIV, L.P.
Historical Liquidated Loan Detail	28	Representative
Historical Bond / Collateral Loss Reconciliation Detail	29		-
Interest Shortfall Detail - Collateral Level	30		, | ,
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592KAY0	1.373000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592KAZ7	3.031000%	253,000,000.00	19,999,569.17	1,022,030.16	50,515.58	33,446.35	0.00	1,105,992.09	18,977,539.01	37.18%	30.00%
A-SB	12592KBA1	3.548000%	78,700,000.00	44,566,559.82	1,447,541.95	131,768.46	56,936.33	0.00	1,636,246.74	43,119,017.87	37.18%	30.00%
A-3	12592KBB9	3.565000%	260,000,000.00	260,000,000.00	0.00	772,416.67	0.00	0.00	772,416.67	260,000,000.00	37.18%	30.00%
A-4	12592KBC7	3.838000%	354,751,000.00	354,751,000.00	0.00	1,134,611.95	0.00	0.00	1,134,611.95	354,751,000.00	37.18%	30.00%
A-M	12592KBE3	4.193000%	100,916,000.00	100,916,000.00	0.00	352,617.32	0.00	0.00	352,617.32	100,916,000.00	27.82%	22.88%
B	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00	21.90%	18.38%
C	12592KBH6	4.615691%	53,113,000.00	53,113,000.00	0.00	204,294.31	0.00	0.00	204,294.31	53,113,000.00	16.97%	14.63%
D	12592KAG9	3.495000%	104,216,000.00	104,216,000.00	0.00	303,529.10	0.00	0.00	303,529.10	104,216,000.00	7.30%	7.27%
E	12592KAJ3	3.495000%	36,301,000.00	36,301,000.00	0.00	105,726.66	0.00	0.00	105,726.66	36,301,000.00	3.93%	4.70%
F*	12592KAL8	3.495000%	22,365,000.00	22,365,000.00	0.00	11,028.08	0.00	0.00	11,028.08	22,365,000.00	1.85%	3.13%
G	12592KAN4	3.495000%	44,261,324.00	20,153,941.74	0.00	0.00	0.00	173,698.15	0.00	19,980,243.59	0.00%	0.00%
V	12592KAQ7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592KAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592KAW4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,416,359,327.00	1,080,118,070.73	2,469,572.11	3,306,261.72	90,382.68	173,698.15	5,866,216.51	1,077,474,800.47

Notional Certificates
X-A	12592KBD5	0.859998%	1,092,367,000.00	780,233,128.99	0.00	559,165.57	49,900.25	0.00	609,065.82	777,763,556.88
X-B-1	12592KAA2	0.101691%	63,736,000.00	63,736,000.00	0.00	5,401.12	0.00	0.00	5,401.12	63,736,000.00
X-B-2	12592KBJ2	0.742354%	157,329,000.00	157,329,000.00	0.00	97,328.24	0.00	0.00	97,328.24	157,329,000.00
X-C	12592KAC8	1.120691%	36,301,000.00	36,301,000.00	0.00	33,901.82	0.00	0.00	33,901.82	36,301,000.00
X-D	12592KAE4	1.120691%	66,626,324.00	42,518,941.74	0.00	39,708.81	0.00	0.00	39,708.81	42,345,243.59
Notional SubTotal			1,416,359,324.00	1,080,118,070.73	0.00	735,505.56	49,900.25	0.00	785,405.81	1,077,474,800.47

Deal Distribution Total					2,469,572.11	4,041,767.28	140,282.93	173,698.15	6,651,622.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592KAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592KAZ7	79.04968051	4.03964490	0.19966632	0.00000000	0.00000000	0.13219901	0.00000000	4.37151024	75.01003561
A-SB	12592KBA1	566.28411461	18.39316328	1.67431334	0.00000000	0.00000000	0.72346036	0.00000000	20.79093698	547.89095133
A-3	12592KBB9	1,000.00000000	0.00000000	2.97083335	0.00000000	0.00000000	0.00000000	0.00000000	2.97083335	1,000.00000000
A-4	12592KBC7	1,000.00000000	0.00000000	3.19833334	0.00000000	0.00000000	0.00000000	0.00000000	3.19833334	1,000.00000000
A-M	12592KBE3	1,000.00000000	0.00000000	3.49416663	0.00000000	0.00000000	0.00000000	0.00000000	3.49416663	1,000.00000000
B	12592KBF0	1,000.00000000	0.00000000	3.76166672	0.00000000	0.00000000	0.00000000	0.00000000	3.76166672	1,000.00000000
C	12592KBH6	1,000.00000000	0.00000000	3.84640879	0.00000000	0.00000000	0.00000000	0.00000000	3.84640879	1,000.00000000
D	12592KAG9	1,000.00000000	0.00000000	2.91250000	0.00000000	0.00000000	0.00000000	0.00000000	2.91250000	1,000.00000000
E	12592KAJ3	1,000.00000000	0.00000000	2.91249993	0.00000000	0.00000000	0.00000000	0.00000000	2.91249993	1,000.00000000
F	12592KAL8	1,000.00000000	0.00000000	0.49309546	2.41940443	37.36153991	0.00000000	0.00000000	0.49309546	1,000.00000000
G	12592KAN4	455.33978468	0.00000000	0.00000000	1.32617723	64.40062638	0.00000000	3.92437763	0.00000000	451.41540705
V	12592KAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592KAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592KAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592KBD5	714.25915374	0.00000000	0.51188435	0.00000000	0.00000000	0.04568085	0.00000000	0.55756520	711.99840061
X-B-1	12592KAA2	1,000.00000000	0.00000000	0.08474206	0.00000000	0.00000000	0.00000000	0.00000000	0.08474206	1,000.00000000
X-B-2	12592KBJ2	1,000.00000000	0.00000000	0.61862873	0.00000000	0.00000000	0.00000000	0.00000000	0.61862873	1,000.00000000
X-C	12592KAC8	1,000.00000000	0.00000000	0.93390871	0.00000000	0.00000000	0.00000000	0.00000000	0.93390871	1,000.00000000
X-D	12592KAE4	638.17030848	0.00000000	0.59599281	0.00000000	0.00000000	0.00000000	0.00000000	0.59599281	635.56325860

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	50,515.58	0.00	50,515.58	0.00	0.00	0.00	50,515.58	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	131,768.46	0.00	131,768.46	0.00	0.00	0.00	131,768.46	0.00
A-3	09/01/21 - 09/30/21	30	0.00	772,416.67	0.00	772,416.67	0.00	0.00	0.00	772,416.67	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,134,611.95	0.00	1,134,611.95	0.00	0.00	0.00	1,134,611.95	0.00
X-A	09/01/21 - 09/30/21	30	0.00	559,165.56	0.00	559,165.56	0.00	0.00	0.00	559,165.57	0.00
A-M	09/01/21 - 09/30/21	30	0.00	352,617.32	0.00	352,617.32	0.00	0.00	0.00	352,617.32	0.00
B	09/01/21 - 09/30/21	30	0.00	239,753.59	0.00	239,753.59	0.00	0.00	0.00	239,753.59	0.00
C	09/01/21 - 09/30/21	30	0.00	204,294.31	0.00	204,294.31	0.00	0.00	0.00	204,294.31	0.00
X-B-1	09/01/21 - 09/30/21	30	0.00	5,401.12	0.00	5,401.12	0.00	0.00	0.00	5,401.12	0.00
X-B-2	09/01/21 - 09/30/21	30	0.00	97,328.24	0.00	97,328.24	0.00	0.00	0.00	97,328.24	0.00
X-C	09/01/21 - 09/30/21	30	0.00	33,901.82	0.00	33,901.82	0.00	0.00	0.00	33,901.82	0.00
X-D	09/01/21 - 09/30/21	30	0.00	39,708.81	0.00	39,708.81	0.00	0.00	0.00	39,708.81	0.00
D	09/01/21 - 09/30/21	30	0.00	303,529.10	0.00	303,529.10	0.00	0.00	0.00	303,529.10	0.00
E	09/01/21 - 09/30/21	30	0.00	105,726.66	0.00	105,726.66	0.00	0.00	0.00	105,726.66	0.00
F	09/01/21 - 09/30/21	30	781,480.86	65,138.06	0.00	65,138.06	54,109.98	0.00	0.00	11,028.08	835,590.84
G	09/01/21 - 09/30/21	30	2,791,758.63	58,698.36	0.00	58,698.36	58,698.36	0.00	0.00	0.00	2,850,456.99
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,573,239.49	4,154,575.61	0.00	4,154,575.61	112,808.34	0.00	0.00	4,041,767.28	3,686,047.83

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592KBE3	4.193000%	100,916,000.00	100,916,000.00	0.00	352,617.32	0.00	0.00	352,617.32	100,916,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592KBH6	4.615691%	53,113,000.00	53,113,000.00	0.00	204,294.31	0.00	0.00	204,294.31	53,113,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			217,765,000.03	217,765,000.00	0.00	796,665.22	0.00	0.00	796,665.22	217,765,000.00

Exchangeable Certificate Details
PEZ	12592KBG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 31

Additional Information
Total Available Distribution Amount (1)	6,651,622.32
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,172,117.74	Master Servicing Fee	13,041.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,670.31
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	450.05
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,170.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,172,117.74	Total Fees	17,542.15

Principal		Expenses/Reimbursements
Scheduled Principal	1,445,008.79	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	78,437.70
Principal Prepayments	1,198,261.47	Special Servicing Fees (Monthly)	33,157.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(173,698.15)	Special Servicing Fees (Work Out)	1,213.30
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,469,572.11	Total Expenses/Reimbursements	112,808.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	140,282.93	Interest Distribution	4,041,767.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,469,572.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	140,282.93
		Borrower Option Extension Fees	0.00
Total Other Collected	140,282.93	Total Payments to Certificateholders and Others	6,651,622.32
Total Funds Collected	6,781,972.78	Total Funds Distributed	6,781,972.81

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,080,118,070.73	1,080,118,070.73	Beginning Certificate Balance	1,080,118,070.73
(-) Scheduled Principal Collections	1,445,008.79	1,445,008.79	(-) Principal Distributions	2,469,572.11
(-) Unscheduled Principal Collections	1,198,261.47	1,198,261.47	(-) Realized Losses	173,698.15
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	173,698.15
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	173,698.15	173,698.15	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,077,474,800.47	1,077,474,800.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,083,411,898.10	1,083,411,898.10	Ending Certificate Balance	1,077,474,800.47
Ending Actual Collateral Balance	1,080,879,775.32	1,080,879,775.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP	Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP
	7,499,999 or less	18	94,342,117.94	8.76%	34	4.8889	1.858760	1.24 or less	17	452,112,643.10	41.96%	35	4.5240	0.139107
7,500,000 to 14,999,999		16	170,287,518.41	15.80%	30	4.6726	1.251076	1.25 to 1.29	2	19,303,410.94	1.79%	(3)	4.7241	1.289143
15,000,000 to 24,999,999		5	103,765,395.37	9.63%	35	4.9802	0.722214	1.30 to 1.39	1	6,587,579.49	0.61%	32	4.9053	1.360400
25,000,000 to 49,999,999		6	199,267,033.57	18.49%	35	4.7104	1.112160	1.40 to 1.49	3	144,654,044.89	13.43%	35	4.6651	1.430461
50,000,000 to 74,999,999		4	247,540,931.79	22.97%	34	4.5161	1.025122	1.50 to 1.74	8	65,203,580.37	6.05%	34	4.5739	1.612523
	75,000,000 or greater	1	120,000,000.00	11.14%	35	4.1250	(0.217300)	1.75 to 1.99	12	157,367,959.59	14.61%	33	4.6898	1.907355
	Totals	58	1,077,474,800.47	100.00%	34	4.6348	1.065575	2.00 or greater	7	89,973,778.70	8.35%	34	4.9488	2.263815
								Totals	58	1,077,474,800.47	100.00%	34	4.6348	1.065575
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP	Totals	79	1,077,474,800.47	100.00%	34	4.6348	1.065575
Alabama	3	23,583,370.19	2.19%	33	4.8231	1.458168
									Property Type³
Arizona	3	69,133,592.91	6.42%	35	4.2590	(0.075885)
California	7	211,426,543.98	19.62%	35	4.7812	1.567784		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	4	13,766,789.49	1.28%	33	4.5678	1.880208		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	1	22,669,097.13	2.10%	35	5.1000	1.034200	Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP
Florida	5	166,599,712.05	15.46%	35	4.3325	0.039062	Industrial	3	32,672,281.58	3.03%	35	4.6634	1.774015
Georgia	9	86,405,416.73	8.02%	34	4.5053	1.514563	Lodging	12	293,986,180.94	27.28%	32	4.3430	(0.086988)
Indiana	1	13,620,715.37	1.26%	33	4.8000	(1.063600)	Mixed Use	3	19,138,324.72	1.78%	34	5.0539	1.743697
Louisiana	1	11,572,162.20	1.07%	(28)	4.9340	1.286700	Mobile Home Park	1	2,911,570.51	0.27%	31	5.9500	2.482400
Maryland	1	8,583,543.30	0.80%	34	4.8425	1.697500	Multi-Family	3	25,790,819.93	2.39%	34	4.6577	0.398886
Massachusetts	1	26,671,197.35	2.48%	35	4.1300	(0.964100)	Office	29	388,699,764.76	36.08%	34	4.7808	1.515414
Michigan	2	15,843,525.94	1.47%	35	4.7641	1.875379	Other	1	11,820,203.87	1.10%	35	4.5980	0.973300
Mississippi	1	2,825,000.00	0.26%	32	4.5100	2.220200	Retail	18	150,791,176.75	13.99%	34	4.6887	1.421139
Missouri	1	4,757,730.05	0.44%	30	4.6266	1.998400	Self Storage	1	9,392,674.01	0.87%	34	4.5000	1.546700
Nebraska	2	5,466,765.49	0.51%	30	4.6266	1.998400	Totals	79	1,077,474,800.47	100.00%	34	4.6348	1.065575
New Jersey	2	70,694,522.65	6.56%	35	4.9468	1.259881
New York	1	5,908,627.98	0.55%	30	4.6266	1.998400
North Carolina	2	8,171,189.72	0.76%	34	4.7629	2.449380
Ohio	4	37,183,856.78	3.45%	35	4.6469	0.345067
Oklahoma	2	9,944,546.41	0.92%	32	4.6273	2.188488
Tennessee	5	18,948,012.81	1.76%	32	4.6960	2.188494
Texas	9	65,835,235.54	6.11%	33	4.8869	1.225456
Virginia	2	16,883,786.73	1.57%	32	4.5562	1.747113
Wisconsin	2	18,708,056.27	1.74%	35	4.5150	0.669386

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP	Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP
	4.7499% or less	26	610,362,743.43	56.65%	34	4.3960	0.777039	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	14	207,466,271.81	19.25%	31	4.8738	1.385045	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	10	117,373,981.84	10.89%	34	5.3755	1.286636	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,077,474,800.47	100.00%	34	4.6348	1.065575	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	50	935,202,997.08	86.80%	33	4.6249	0.975877
								Totals	58	1,077,474,800.47	100.00%	34	4.6348	1.065575
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP	Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP
	60 months or less	50	935,202,997.08	86.80%	33	4.6249	0.975877	Interest Only	2	177,550,000.00	16.48%	35	4.4070	0.544123
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	48	757,652,997.08	70.32%	33	4.6760	1.077055
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,077,474,800.47	100.00%	34	4.6348	1.065575	Totals	58	1,077,474,800.47	100.00%	34	4.6348	1.065575
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	142,271,803.39	13.20%	34	4.7001	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	2	41,571,714.99	3.86%	33	4.7328	0.025819
	1 year or less	47	836,081,282.09	77.60%	33	4.5941	0.943551
	2 years or greater	1	57,550,000.00	5.34%	34	4.9950	2.131800
	Totals	58	1,077,474,800.47	100.00%	34	4.6348	1.065575
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100286	LO	Miami Beach	FL	Actual/360	4.125%	412,500.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	10/06/21
2	302501002	LO	Various	Various	Actual/360	4.130%	249,382.97	114,322.24	0.00	N/A	09/01/24	--	72,459,943.96	72,345,621.72	10/01/21
3	407000297	IN	Suffern	NY	Actual/360	4.579%	204,892.91	159,300.49	0.00	N/A	08/06/24	--	53,701,318.88	53,542,018.39	10/06/21
4	656100291	OF	San Diego	CA	Actual/360	4.423%	229,380.47	82,062.93	0.00	N/A	09/06/24	--	62,227,373.00	62,145,310.07	10/06/21
6	302501006	OF	Los Angeles	CA	Actual/360	4.995%	239,551.88	0.00	0.00	N/A	08/06/24	--	57,550,000.00	57,550,000.00	10/06/21
7	301991002	OF	Various	Various	Actual/360	4.627%	213,980.25	0.00	0.00	04/06/24	04/06/29	--	55,500,000.00	55,500,000.00	10/06/21
8	302501008	OF	Hamilton	NJ	Actual/360	5.300%	188,884.16	0.00	0.00	N/A	09/06/24	--	42,766,225.43	42,766,225.43	10/06/21
10	302501010	OF	Kennesaw	GA	Actual/360	4.360%	144,617.28	60,412.40	0.00	N/A	08/01/24	--	39,802,921.79	39,742,509.39	10/01/21
12	301880015	OF	Pleasant Hill	CA	Actual/360	4.540%	116,019.29	62,153.39	0.00	N/A	09/06/24	--	30,665,892.56	30,603,739.17	10/06/21
14	301880014	LO	Miami Beach	FL	Actual/360	4.800%	121,271.80	42,686.12	0.00	N/A	09/06/24	--	30,317,948.86	30,275,262.74	07/06/20
15	302501015	OF	Dallas	TX	Actual/360	4.700%	109,654.67	45,936.67	0.00	N/A	07/06/24	--	27,996,936.29	27,950,999.62	07/06/20
16	302501016	RT	Toms River	NJ	Actual/360	4.406%	102,718.23	47,616.39	0.00	N/A	09/06/24	--	27,975,913.61	27,928,297.22	05/06/21
17	302501017	MF	Dearborn	MI	Actual/360	4.645%	112,556.38	42,044.77	0.00	N/A	09/06/24	--	29,078,075.07	29,036,030.30	10/06/21
18	301880016	LO	Columbus	OH	Actual/360	4.610%	95,181.30	40,827.87	0.00	N/A	09/06/24	--	24,776,042.64	24,735,214.77	05/06/21
19	302501019	OF	Wallingford	CT	Actual/360	5.100%	96,524.16	42,470.98	0.00	N/A	09/01/24	--	22,711,568.11	22,669,097.13	08/01/20
20	406100226	OF	Beverly Hills	CA	Actual/360	5.881%	100,728.96	21,009.43	0.00	N/A	08/06/24	--	20,553,435.85	20,532,426.42	08/06/21
21	302501021	RT	Madera	CA	Actual/360	4.782%	76,926.08	33,031.62	0.00	N/A	09/06/24	--	19,301,890.59	19,268,858.97	10/06/21
23	302501023	LO	Newark	CA	Actual/360	4.482%	61,985.08	34,087.67	0.00	N/A	08/06/24	--	16,593,885.75	16,559,798.08	10/06/21
24	302501024	LO	College Park	GA	Actual/360	4.511%	54,315.79	29,400.07	0.00	N/A	09/06/24	--	14,447,288.71	14,417,888.64	10/06/21
25	407000287	RT	Birmingham	AL	Actual/360	4.800%	58,065.65	28,504.13	0.00	N/A	08/06/24	--	14,516,411.65	14,487,907.52	10/06/21
27	406100229	OF	Flushing	NY	Actual/360	5.150%	60,883.17	26,481.03	0.00	N/A	08/06/24	--	14,186,370.02	14,159,888.99	10/06/21
28	406100235	IN	Wyoming	MI	Actual/360	4.778%	57,365.72	23,112.58	0.00	N/A	09/06/24	--	14,407,464.36	14,384,351.78	10/06/21
29	302501029	MF	Indianapolis	IN	Actual/360	4.800%	54,570.98	22,030.16	0.00	N/A	07/06/24	--	13,642,745.53	13,620,715.37	10/06/21
30	302501030	IN	Chandler	AZ	Actual/360	4.525%	51,063.11	20,080.95	0.00	N/A	08/06/24	--	13,541,599.48	13,521,518.53	10/06/21
31	406100220	LO	Lake Charles	LA	Actual/360	4.934%	47,718.97	33,586.19	0.00	N/A	06/06/19	--	11,605,748.39	11,572,162.20	06/06/19
32	406100237	98	Atlanta	GA	Actual/360	4.598%	45,382.31	23,808.54	0.00	N/A	09/06/24	--	11,844,012.41	11,820,203.87	10/06/21
33	302501033	OF	Minneapolis	MN	Actual/360	4.340%	42,190.41	21,578.44	0.00	N/A	08/06/24	--	11,665,551.79	11,643,973.35	10/06/21
34	406100209	OF	Palo Alto	CA	Actual/360	5.089%	49,926.00	18,454.76	0.00	N/A	10/06/24	--	11,772,685.09	11,754,230.33	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	302501035	RT	Plano	TX	Actual/360	4.651%	43,738.40	18,660.91	0.00	N/A	07/06/24	--	11,284,902.95	11,266,242.04	10/06/21
36	406100233	OF	Milwaukee	WI	Actual/360	4.589%	42,051.28	19,387.18	0.00	N/A	09/06/24	--	10,996,194.71	10,976,807.53	09/06/21
38	302501038	OF	Phoenix	AZ	Actual/360	4.490%	37,259.83	20,434.58	0.00	N/A	08/06/24	--	9,958,084.59	9,937,650.01	10/06/21
41	302501041	MU	White Marsh	MD	Actual/360	4.843%	34,738.34	24,820.79	0.00	N/A	08/06/24	--	8,608,364.09	8,583,543.30	10/06/21
42	302501042	SS	Chesapeake	VA	Actual/360	4.500%	35,285.91	16,902.68	0.00	N/A	08/01/24	--	9,409,576.69	9,392,674.01	10/01/21
43	301880011	RT	Augusta	GA	Actual/360	4.890%	37,274.67	14,411.94	0.00	N/A	09/06/24	--	9,147,159.18	9,132,747.24	10/06/21
44	302501044	RT	Aurora	CO	Actual/360	4.519%	28,373.13	15,298.95	0.00	N/A	09/06/24	--	7,534,356.49	7,519,057.54	10/06/21
45	406100224	RT	Lilburn	GA	Actual/360	4.729%	31,640.17	13,112.71	0.00	N/A	07/06/24	--	8,028,801.44	8,015,688.73	10/06/21
46	302501046	OF	Various	Various	Actual/360	4.510%	31,288.12	0.00	0.00	06/06/24	06/06/31	--	8,325,000.00	8,325,000.00	10/06/21
47	301880012	RT	Greendale	WI	Actual/360	4.410%	28,455.16	11,652.98	0.00	N/A	09/06/24	--	7,742,901.72	7,731,248.74	10/06/21
48	301880010	MF	Reynoldsburg	OH	Actual/360	4.403%	25,744.95	12,727.10	0.00	N/A	09/06/24	--	7,016,567.08	7,003,839.98	10/06/21
50	302501050	RT	Orange Park	FL	Actual/360	4.800%	26,792.95	13,081.62	0.00	N/A	09/06/24	--	6,698,237.15	6,685,155.53	10/06/21
51	302501051	RT	Atlanta	GA	Actual/360	4.258%	21,876.65	18,922.86	0.00	N/A	08/06/24	--	6,165,331.76	6,146,408.90	10/06/21
52	406100230	RT	Houston	TX	Actual/360	5.223%	31,711.29	9,578.65	0.00	N/A	08/06/24	--	7,285,763.66	7,276,185.01	10/06/21
53	406100219	RT	Cypress	TX	Actual/360	4.905%	26,974.41	11,261.11	0.00	N/A	06/06/24	--	6,598,840.60	6,587,579.49	10/06/21
54	302501054	RT	Atlanta	GA	Actual/360	4.280%	21,102.03	10,988.32	0.00	N/A	08/06/24	--	5,916,456.84	5,905,468.52	10/06/21
55	302501056	LO	Leland	NC	Actual/360	4.747%	21,250.16	15,651.91	0.00	N/A	08/06/24	--	5,372,421.05	5,356,769.14	10/06/21
56	407000308	LO	Waxahachie	TX	Actual/360	5.106%	22,142.81	14,485.70	0.00	N/A	09/06/24	--	5,203,951.28	5,189,465.58	10/06/21
57	406100223	MU	Marietta	GA	Actual/360	4.900%	23,076.64	9,032.33	0.00	N/A	06/06/24	--	5,651,422.41	5,642,390.08	10/06/21
58	407000306	LO	Various	Various	Actual/360	4.794%	20,771.01	10,162.85	0.00	N/A	09/06/24	--	5,199,250.80	5,189,087.95	10/06/21
59	406100236	MU	Melbourne	FL	Actual/360	5.600%	22,985.06	12,979.22	0.00	N/A	09/06/24	--	4,925,370.56	4,912,391.34	10/06/21
60	302501060	MF	Tulsa	OK	Actual/360	4.628%	19,959.90	9,163.42	0.00	N/A	07/06/24	--	5,175,428.00	5,166,264.58	10/06/21
61	406100207	RT	Katy	TX	Actual/360	5.120%	19,891.81	8,949.70	0.00	N/A	04/06/24	--	4,662,142.99	4,653,193.29	10/06/21
62	406100232	IN	El Cajon	CA	Actual/360	4.710%	18,738.55	7,742.64	0.00	N/A	09/06/24	--	4,774,153.91	4,766,411.27	10/06/21
63	302501063	RT	Brentwood	TN	Actual/360	4.974%	18,627.53	7,465.11	0.00	N/A	09/06/24	--	4,493,974.75	4,486,509.64	10/06/21
64	302501064	IN	Peachtree City	GA	Actual/360	4.810%	16,254.20	7,908.22	0.00	N/A	09/01/24	--	4,055,101.26	4,047,193.04	10/01/21
65	302501065	RT	Millbrook	AL	Actual/360	5.200%	16,080.65	10,290.78	0.00	N/A	08/06/24	--	3,710,919.15	3,700,628.37	10/06/21
67	406100228	RT	Hapeville	GA	Actual/360	5.690%	17,434.71	6,335.73	0.00	N/A	08/06/24	--	3,676,916.08	3,670,580.35	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
68	302501068	LO	Canton	OH	Actual/360	5.615%	12,983.81	12,014.54	0.00	N/A	08/06/24	--	2,774,813.30	2,762,798.76	11/06/19
69	406100215	MH	Brookshire	TX	Actual/360	5.950%	14,460.93	4,920.11	0.00	N/A	05/06/24	--	2,916,490.62	2,911,570.51	10/06/21
70	302501070	MF	Cedar Hill	TX	Actual/360	4.915%	4,914.70	1,199,925.80	0.00	N/A	08/06/24	--	1,199,925.80	0.00	10/06/21
Totals							4,172,117.74	2,643,270.26	0.00				1,080,118,070.73	1,077,474,800.47
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,568,248.09	(1,230,291.08)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	(6,888,458.11)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	(794,078.78)	2,716,815.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,190,693.00	3,249,350.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
7	35,488,580.00	18,069,054.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,359,252.00	2,538,927.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,012,502.00	1,763,675.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,965,709.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	441,418.71	0.00	--	--	--	0.00	88,337.27	163,591.58	2,367,147.37	102,122.61	0.00
15	8,441,463.00	972,517.00	01/01/20	03/31/20	--	0.00	12,563.89	155,253.04	2,317,713.63	0.00	0.00
16	565,513.72	510,864.22	01/01/21	03/31/21	09/08/21	61,726.04	908.20	149,322.26	749,572.13	188,700.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	179,233.00	(21,030.50)	01/01/21	03/31/21	--	0.00	0.00	135,709.79	678,989.63	0.00	0.00
19	1,202,938.46	431,279.74	01/01/21	03/31/21	01/07/21	12,725,941.21	1,078,549.38	83,018.57	864,664.24	0.00	0.00
20	2,248,675.66	640,233.44	01/01/21	06/30/21	--	0.00	0.00	121,490.04	243,908.50	0.00	0.00
21	1,663,243.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,080,273.81	1,354,389.81	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,452,788.68	707,422.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,893,286.00	953,794.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	(458,706.00)	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,334,423.00	772,482.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	913,808.00	370,673.50	01/01/21	03/31/21	09/08/21	5,039,231.77	600,151.61	60,217.69	1,644,978.65	0.00	0.00
32	201,969.01	420,385.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	1,299,540.14	516,564.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	917,553.35	72,871.93	01/01/21	03/31/21	--	0.00	0.00	61,346.83	61,346.83	0.00	0.00
38	1,138,708.00	623,255.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	691,469.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	933,221.46	492,804.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,131,859.52	665,250.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	735,494.68	265,790.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	907,288.24	456,369.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	843,370.00	423,914.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	672,384.72	342,229.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	846,065.06	442,972.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	847,514.00	515,828.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,054,884.44	440,563.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	951,502.00	247,394.23	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	781,798.76	329,819.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	570,623.00	334,464.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	855,316.59	961,763.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	379,452.58	565,462.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	991,856.39	498,115.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,358,772.37	1,409,082.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	770,938.32	304,859.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	846,283.00	454,947.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	594,871.85	315,045.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	791,014.31	316,210.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	574,953.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	524,725.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	0.00	(60,923.74)	01/01/21	03/31/21	09/08/21	262,177.53	23,739.67	23,850.81	550,658.51	72,578.71	0.00
69	636,335.40	293,204.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	154,527.30	98,465.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	93,666,626.92	47,745,340.30				18,089,076.55	1,804,250.02	953,800.61	9,478,979.49	363,401.32	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
70	302501070	1,198,261.47	Payoff w/ yield maintenance	0.00	140,282.93
Totals		1,198,261.47		0.00	140,282.93
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	1	20,532,426.42	0	0.00	6	136,321,670.24	0	0.00	3	37,004,058.09	0	0.00	0	0.00	1	1,198,261.47	4.634841%	4.567187%	34
09/13/21	1	20,553,435.85	0	0.00	6	136,553,222.81	0	0.00	3	37,092,129.80	0	0.00	0	0.00	0	0.00	4.635180%	4.567585%	35
08/12/21	0	0.00	1	28,019,939.02	5	108,746,019.09	0	0.00	3	37,174,597.87	0	0.00	0	0.00	1	10,692,470.19	4.635246%	4.567655%	36
07/12/21	0	0.00	1	28,063,798.03	5	108,914,026.18	0	0.00	2	25,587,370.82	0	0.00	0	0.00	0	0.00	4.618468%	4.545584%	35
06/11/21	1	28,110,918.73	0	0.00	5	109,095,863.53	0	0.00	2	25,641,183.47	0	0.00	0	0.00	0	0.00	4.618535%	4.545654%	36
05/12/21	0	0.00	1	28,154,433.86	5	109,262,413.68	0	0.00	2	25,691,099.17	0	0.00	0	0.00	0	0.00	4.618595%	4.545716%	37
04/12/21	0	0.00	1	24,968,431.35	5	112,675,638.44	0	0.00	2	25,744,462.97	0	0.00	0	0.00	0	0.00	4.618661%	4.545785%	38
03/12/21	2	82,555,176.91	1	28,244,396.80	4	84,602,775.08	0	0.00	2	25,793,916.94	0	0.00	0	0.00	0	0.00	4.618719%	4.545846%	39
02/12/21	0	0.00	1	28,297,758.15	4	84,764,887.01	0	0.00	2	25,854,211.19	0	0.00	0	0.00	0	0.00	4.618799%	4.545928%	40
01/12/21	1	28,340,567.08	0	0.00	4	84,892,020.38	0	0.00	2	25,903,174.84	0	0.00	0	0.00	0	0.00	4.618855%	4.545987%	41
12/11/20	0	0.00	1	28,383,214.21	4	85,018,616.49	0	0.00	2	25,951,919.51	0	0.00	0	0.00	1	1,772,710.67	4.618913%	4.544861%	42
11/13/20	2	85,979,166.41	0	0.00	6	117,092,571.21	0	0.00	2	26,004,154.96	0	0.00	0	0.00	0	0.00	4.630319%	4.552065%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	301880014	07/06/20	14	6	163,591.58	2,367,147.37	112,526.57	30,870,232.30	10/13/20	13
15	302501015	07/06/20	14	6	155,253.04	2,317,713.63	54,546.24	28,596,376.91	05/20/20	2
16	302501016	05/06/21	4	6	149,322.26	749,572.13	190,100.00	28,154,433.86	05/14/20	13
18	301880016	05/06/21	4	6	135,709.79	678,989.63	4,764.80	24,928,342.56	06/11/20	2
19	302501019	08/01/20	13	6	83,018.57	864,664.24	4,500.00	23,228,670.53	08/17/17	7			09/24/19
20	406100226	08/06/21	1	1	121,490.04	243,908.50	0.00	20,570,568.06
31	406100220	06/06/19	27	5	60,217.69	1,644,978.65	9,686.70	12,442,076.80	02/27/19	7			07/29/21
36	406100233	09/06/21	0	B	61,346.83	61,346.83	0.00	10,996,194.71	02/25/19	98
68	302501068	11/06/19	22	6	23,850.81	550,658.51	72,578.71	3,021,145.52	12/06/19	7			10/05/20
Totals					953,800.61	9,478,979.49	448,703.02	182,808,041.25
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		11,572,162	0	0		11,572,162
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		1,002,077,638	845,223,542	131,422,201		25,431,896
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		63,825,000	63,825,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,077,474,800	909,048,542	20,532,426	0	110,889,774	37,004,058
Sep-21	1,080,118,071	911,405,664	20,553,436	0	111,066,841	37,092,130
Aug-21	1,081,524,125	933,120,558	0	28,019,939	83,209,030	37,174,598
Jul-21	1,112,783,877	934,277,313	0	28,063,798	124,855,395	25,587,371
Jun-21	1,114,338,797	935,520,819	28,110,919	0	125,065,875	25,641,183
May-21	1,115,771,608	936,667,845	0	28,154,434	125,258,231	25,691,099
Apr-21	1,117,314,703	937,901,973	0	24,968,431	128,699,836	25,744,463
Mar-21	1,118,735,347	881,489,348	82,555,177	28,244,397	100,652,508	25,793,917
Feb-21	1,120,499,863	965,499,727	0	28,297,758	100,848,167	25,854,211
Jan-21	1,121,907,061	966,662,777	28,340,567	0	101,000,542	25,903,175
Dec-20	1,123,309,329	967,821,941	0	28,383,214	101,152,254	25,951,920
Nov-20	1,131,595,600	886,358,353	85,979,166	0	133,253,926	26,004,155
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	302501006	57,550,000.00	57,550,000.00	87,000,000.00	07/21/14	3,098,192.00	2.13180	06/30/19	08/06/24	I/O
14	301880014	30,275,262.74	30,870,232.30	39,400,000.00	07/01/21	268,810.71	0.13660	12/31/20	09/06/24	274
15	302501015	27,950,999.62	28,596,376.91	78,000,000.00	07/01/21	779,635.00	0.55670	03/31/20	07/06/24	274
16	302501016	27,928,297.22	28,154,433.86	30,300,000.00	08/06/21	468,859.22	1.03950	03/31/21	09/06/24	274
18	301880016	24,735,214.77	24,928,342.56	42,900,000.00	08/13/21	(46,936.00)	(0.11500)	03/31/21	09/06/24	274
19	302501019	22,669,097.13	23,228,670.53	10,700,000.00	07/20/21	431,279.74	1.03420	03/31/21	09/01/24	274
31	406100220	11,572,162.20	12,442,076.80	8,900,000.00	07/13/21	313,855.25	1.28670	03/31/21	06/06/19	211
36	406100233	10,976,807.53	10,996,194.71	17,500,000.00	07/01/14	42,450.43	0.23030	03/31/21	09/06/24	274
68	302501068	2,762,798.76	3,021,145.52	2,900,000.00	07/23/21	(60,923.74)	(0.81230)	03/31/21	08/06/24	153
Totals		216,420,639.97	219,787,473.19	317,600,000.00		5,295,222.61

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	302501006	OF	CA	10/18/19	1
	Loan payments remain current through September. Discussions with obligors are ongoing regarding potential settlement of additional defaults.

14	301880014	LO	FL	10/13/20	13

Loan transferred due to Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. Borrower and third-party consultant have signed the PNL and provided the requested due diligence. The special servicer is dual

	tracking approval of potential settlement and enforcement of lender's rights.

15	302501015	OF	TX	05/20/20	2

The subject loan transferred to special servicing 5/20/20 for imminent monetary default. The collateral is a leasehold interest in a 724K SF CBD office property built in 1982 located in Dallas. TX. YE 2019 DSCR was 1.36x with 90% occupancy.

Current occupancy is approximately 70% following a major tenant extension and contraction. The borrower indicated an inability to fund TI obligations which would trigger tenant offset rights resulting in insufficient cash flow to cover operations and debt service. The Borrower defaulted on the August debt service payment. Discussions took place pursuant to a PNA but are no longer active. Lender has issued a default notice and is pursuing rights and remedies. Borrower filed a TRO for which a hearing is scheduled for March 12. A temporary injunction was entered providing Borrower 180 days. Lender seeking appointment of a receiver and is evaluating other remedies available under the loan documents. Borrower has been

	uncooperative in working with Lender's third-party vend or to conduct an inspection. TRO is set to expire in October of 2021 and Lender is preparing to schedule a foreclosure sale in November of 2021.

16	302501016	RT	NJ	05/14/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Ground lease matters have been resolved. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate

	next steps.

18	301880016	LO	OH	06/11/20	2

Loan transferred for imminent default due to the COVID 19 pandemic. The Borrower has provided the signed Pre-Negotiation letter and the requested due diligence. Borrower has retained a third party consultant. The special servicer will proceed

	with enforcement of lender's rights concurrently with engaging any potential settlement.

19	302501019	OF	CT	08/17/17	7

As of 9/24/19 property transferred to REO. A property manager and leasing agent have been engaged and the transition to REO completed. The Property is currently 77% occupied. A lease expansion and extension with Burns and McDonnell has been executed as well as a lease extension with Liberty Mutual. Discussions are underway with Anthem/Blue Cross for lease renewal/extension. Tenants are beginning to return to the office. After the lease renewal with Anthem the property

	will be marketed for sale. Forecasting a sale by March 2022.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	406100220	LO	LA	02/27/19	7

Borrower has stipulated to a keeper/receiver which was signed by the court on 7/2/2019. The Property sustained damage from recent hurricanes. An insurance adjuster has visited the Property. Borrower and Special Servicer are working to document a deed in lieu of foreclosure and Guarantor settlement of certain carve out events. Property has been transferred to REO via DIL effective July 29, 2021. A sale is expected to take place in 2022.

36	406100233	OF	WI	02/25/19	98
Borrower is complying with requests pertaining to cash management. Major Tenant expansion and renewal approved; leases executed.

68	302501068	LO	OH	12/06/19	7

Foreclosure took place in October 2020 and subsequently the collateral became REO. Lender franchise agreement was executed with existing brand and a management company engaged. Lender continues to operate as a Ramada by

Wyndham. Listed for sale with an expected resolution by YE 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	05/01/20	05/06/20	07/06/20
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	07/06/20	05/06/20	05/01/20
2	302501002	74,071,251.43	4.13000%	74,071,251.43	4.13000%	10	05/01/20	05/01/20	07/06/20
2	302501002	73,438,592.50	4.13000%	73,336,063.48	4.13000%	10	07/06/20	05/01/20	05/01/20
6	302501006	0.00	4.99500%	0.00	4.99500%	10	06/30/20	06/30/20	--
21	302501021	19,733,141.87	4.78200%	19,733,141.87	4.78200%	10	06/01/20	06/06/20	08/06/20
21	302501021	19,583,257.11	4.78200%	19,553,948.43	4.78200%	10	08/06/20	06/06/20	06/01/20
Totals		426,826,242.91		426,694,405.21
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	406100165 08/12/21	29,859,405.94	8,700,000.00	11,450,774.39	713,570.68	11,450,774.39	10,737,203.71	19,122,202.23	(173,698.15)	(173,698.15)	19,295,900.38	58.47%
49	407000284 12/11/20	6,773,014.55	3,500,000.00	2,497,822.42	709,988.62	2,497,822.42	1,787,833.80	4,985,180.75	0.00	0.00	4,985,180.75	64.95%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		36,632,420.49	12,200,000.00	13,948,596.81	1,423,559.30	13,948,596.81	12,525,037.51	24,107,382.98	(173,698.15)	(173,698.15)	24,281,081.13

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	406100165	10/13/21	0.00	0.00	19,295,900.38	0.00	0.00	173,698.15	0.00	0.00	19,295,900.38
		08/12/21	0.00	0.00	19,122,202.23	0.00	0.00	19,122,202.23	0.00	0.00
49	407000284	12/11/20	0.00	0.00	4,985,180.75	0.00	0.00	4,985,180.75	0.00	0.00	4,985,180.75
Current Period Totals			0.00	0.00	0.00	0.00	0.00	173,698.15	0.00	0.00	173,698.15
Cumulative Totals			0.00	0.00	24,281,081.13	0.00	0.00	24,281,081.13	0.00	0.00	24,281,081.13

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	6,316.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,832.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,828.32	0.00	0.00	674.32	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,161.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,731.58	0.00	0.00	55,702.14	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,213.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,417.86	0.00	0.00	20,947.23	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	2,290.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	578.09	0.00	0.00	1,114.01	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	33,157.34	0.00	1,213.30	78,437.70	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		112,808.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 30 of 31

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 31 of 31